CONVERTIBLE NOTES PAYABLE (Details- Convertible debt instruments) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Debt Instrument [Line Items]
Shares Issued Upon Conversion or Exchange		74,225
Convertible Note 10 [Member]
Debt Instrument [Line Items]
Debt Issuance date	Jan. 24, 2017
Debt Maturity date	Jan. 24, 2018
Convertible debt, outstanding	$ 0		$ 55,000
Debt converted, amount converted	(55,000)
New Loans or (Cash Paydown)	$ 0
Shares Issued Upon Conversion or Exchange	192,495
Accrued Interest on Convertible Debt	$ 0		91,905
Debt converted, interest converted	(91,905)
Debt Conversion, Converted Instrument, Amount	$ 55,000
Convertible Note 10-2 [Member]
Debt Instrument [Line Items]
Debt Issuance date	Mar. 30, 2023
Debt Maturity date	Mar. 30, 2024
Convertible debt, outstanding	$ 25,000		25,000
Debt converted, amount converted	$ 0
Shares Issued Upon Conversion or Exchange	0
Accrued Interest on Convertible Debt	$ 11,263		7,538
Debt Conversion, Converted Instrument, Amount	0
New Loans or (Cash Paydown)	0
Interest Expense On Convertible Debt	$ 3,725
Convertible Note 10-3 [Member]
Debt Instrument [Line Items]
Debt Issuance date	Aug. 11, 2023
Debt Maturity date	Aug. 11, 2024
Convertible debt, outstanding	$ 25,000		25,000
Debt converted, amount converted	$ 0
Shares Issued Upon Conversion or Exchange	0
Accrued Interest on Convertible Debt	$ 9,583		5,859
Debt Conversion, Converted Instrument, Amount	(0)
New Loans or (Cash Paydown)	0
Interest Expense On Convertible Debt	3,724
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible debt, outstanding	50,000		105,000
Debt converted, amount converted	$ 0
Shares Issued Upon Conversion or Exchange	0	1,222
Accrued Interest on Convertible Debt	$ 20,846		$ 105,302
Debt converted, interest converted	(84,456)
Debt Conversion, Converted Instrument, Amount	0
New Loans or (Cash Paydown)	$ 0